Intangible Assets - Summary of Geographically Lines of Business to Voba (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets and goodwill	€ 1,633	€ 1,820	€ 1,901
VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets and goodwill	1,153	1,399	€ 1,472
Life insurance [member] | VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets and goodwill	884	1,038
Individual savings and retirement products [member] | VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets and goodwill	144	181
Pensions [member] | VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets and goodwill	122	149
Distribution [member] | VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets and goodwill		8
Americas [member] | VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets and goodwill	1,038	1,242
Americas [member] | Life insurance [member] | VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets and goodwill	883	1,028
Americas [member] | Individual savings and retirement products [member] | VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets and goodwill	144	181
Americas [member] | Pensions [member] | VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets and goodwill	7	10
The Netherlands [member] | VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets and goodwill	17	30
The Netherlands [member] | Pensions [member] | VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets and goodwill	17	22
The Netherlands [member] | Distribution [member] | VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets and goodwill		8
United Kingdom [member] | VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets and goodwill	98	118
United Kingdom [member] | Pensions [member] | VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets and goodwill	98	118
Asia [member] | VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets and goodwill	1	10
Asia [member] | Life insurance [member] | VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets and goodwill	1	10
Run-off business [member] | VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets and goodwill	4	23
Run-off business [member] | Americas [member] | VOBA [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [Line Items]
Intangible assets and goodwill	€ 4	€ 23